Subsequent events - Business transactions (Coronavirus and Oil Price Crisis) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 item USD ($)	Sep. 30, 2020
Disclosure of non-adjusting events after reporting period [line items]
Oil And Gas Average Sale Price Decline Percentage		55.00%
Oil And Gas Estimated Production Produced Percentage	33.00%
Put and call | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Minimum Average price (per barrel) | item	10
Three way collar | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Minimum Average price (per barrel) | $	55